(ICON)

Prudential
Government
Securities
Trust
-----------------------
Money Market Series

Short-Intermediate
Term Series

U.S. Treasury Money
Market Series

SEMI
ANNUAL
REPORT
May 31, 1998

(LOGO)

Portfolio Managers' Report
There were several shifts in bond market sentiment during the past six months -- belief that the Federal Reserve was about to lower the federal funds rate (what banks charge each other for overnight loans) was replaced by expectations that short-term interest rates were either headed higher or would remain unchanged. U.S. debt markets rallied, however, as inflation remained tame even though domestic economic growth did not slow as much as expected due to the Asian financial crisis.

With formerly prosperous Asian countries such as Indonesia and South Korea embroiled in economic turmoil, U.S. economic growth was expected to slow as exports to Asia declined while cheaply priced Asian imports flooded U.S. markets. But the U.S. economy grew more rapidly in the first three months of 1998 than in the final quarter of 1997, primarily because companies spent heavily to build up their inventories. Many analysts believed that probably the last thing the economy needed was a federal funds rate cut.

Short- and intermediate-term interest rates fluctuated sharply over the past six months, reflecting developments in Asia and the changing U.S. economic outlook. In mid-January, investors who were worried about the failure of Hong Kong's largest investment bank purchased U.S. Treasury securities, sending one-year Treasury bill yields plunging to 5.07%, the lowest level of the reporting period. (As you know, yields fall when prices rise and vice versa.) By early March, however, that yield hovered above 5.40% as the U.S. economy was stronger than expected and investors realized the Federal Reserve was not about to lower the key short-term interest rate.

Money Market Series
Class A shares' seven-day current yield was 4.76% and Class Z shares' was 4.89% on June 2, 1998, which was competitive with the 4.90% provided by the average U.S. government money market fund, as tracked by IBC Financial Data. We held a mix of short-term and longer-term government money market securities that allowed us to lock in attractive yields on one-year debt and still have ample cash on hand to take advantage of new buying opportunities.

U.S. Treasury Money Market Series
Class A shares' seven-day current yield was 4.33% and Class Z shares' was 4.88% on June 2, 1998, compared to 4.62% for the average U.S. Treasury money fund, as measured by IBC Financial Data. As the Treasury temporarily needed more cash for the upcoming tax season, it issued cash management bills with attractive yields. These securities helped to bolster your return.

Short-Intermediate Term Series
Class A shares' 30-day SEC yield was 5.25% and Class Z shares' was 5.44% on May 31, 1998, compared to 5.12% for similar funds, as tracked by Lipper Analytical Services. Solid gains in the prices of U.S. Treasury securities and reducing prepayment risk on mortgage-backed securities helped bolster the Series' yields.

How Investments Compared.
    (As of 5/31/98)
       (GRAPH)

Source: Lipper Analytical Services. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different -- we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical 20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments. Smaller capitalization stocks offer greater potential for long-term growth but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate (sometimes significantly) and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Money
Market Series
The Money Market Series seeks high current income, preservation of capital, and maintenance of liquidity by investing principally in a diversified portfolio of short-term money market instruments issued or guaranteed by the U.S. government, its agencies or instrumentalities. There can be no assurance that the Series will achieve its investment objective.

Performance
   As of
  5/31/98

                         7-Day       Net Asset      Weighted      Net
                        Current        Value        Avg. Mat.    Assets
                          Yld*         (NAV)          (WAM)      (Mil.)
Class A                  4.76%           $1          76 Days      $555
Class Z                  4.89%           $1          76 Days      $ 19
IBC Financial Data
Money Fund Average**     4.90%           $1          50 Days      N/A

*Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Series is neither insured nor guaranteed by the U.S. government and there can be no assurance the Series will be able to maintain a stable net asset value of $1 per share.

**IBC Financial Data reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in IBC's Money Fund Average as of June 2, 1998, which was the closest date to the end of our reporting period.

The Long and
Short Of It.
Owning a mixture of shorter term and longer term government money market securities worked well as the outlook for U.S. monetary policy changed. Short-term securities allowed us quick access to cash to buy any higher yielding debt that would become available if the federal funds rate was increased. For example, floating-rate securities with coupons that reset on a weekly basis comprised 25% to 30% of total investments. These securities provided attractive yields compared to repurchase agreements, a type of collateralized loan that became increasingly expensive over the reporting period. In fact, we reduced our investment in repurchase agreements in favor of floating-rate securities.

The best opportunity to buy longer term government money market securities occurred from late February through April when investors repeatedly pushed money market yields higher. Yields rose in late February after Federal
Reserve Chairman Alan Greenspan hinted that a federal funds rate cut was not imminent. Government reports showing a strong job market, solid home sales, and similar data also caused yields to climb. When yields jumped, we purchased one-year federal government agency securities, which kept the Series' weighted average maturity longer than its competition.
-------------------------------------------------------------------------------
U.S. Treasury
Money Market
Series
The U.S. Treasury Money Market Series seeks high current income consistent with the preservation of principal and liquidity by investing exclusively in U.S. Treasury obligations which have maturities of 13 months or less. There can be no assurance that the Series will achieve its investment objective.

Performance
  As of
 5/31/98

                         7-Day       Net Asset      Weighted      Net
                        Current        Value        Avg. Mat.    Assets
                          Yld*         (NAV)          (WAM)      (Mil.)
Class A                  4.33%          $1           76 Days      $354
Class Z                  4.88%          $1           76 Days      ***
IBC Financial Data
100% U.S. Treasury
Money Fund Average**     4.62%          $1           72 Days      N/A

*Yields will fluctuate from time to time and past performance is not indicative of future results. An investment in the Series is neither insured nor guaranteed by the U.S. government and there can be no assurance the Series will be able to maintain a stable net asset value of $1 per share.

**IBC Financial Data reports a seven-day current yield, NAV, and WAM on Tuesdays. This is the data of all funds in the IBC 100% U.S. Treasury Money Fund Average as of June 2, 1998, which was the closest date to the end of our reporting period.

***Actual amount: $208.

Quick On Our Feet.
The Series experienced the usual heavy volume of redemptions in January as shareholders withdrew cash to pay seasonal expenditures. Anticipating this outflow, we had purchased attractively priced cash management bills in December that we sold at a profit in 1998 to meet the redemptions. The U.S. Treasury sells cash management bills when it needs funds temporarily. In preparation for the upcoming tax season, it issued a flood of these bills at generous yields in March. We quickly took advantage of this excellent buying opportunity.

Treasury bills became rather expensive as fewer were issued, so we purchased Treasury notes maturing in three to six months, which offered higher yields.

Short-Intermediate
Term Series
The Short-Intermediate Term Series seeks to achieve a high level of income consistent with providing reasonable safety by investing at least 65% of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. As much as 35% of the Series' assets may be invested in mortgage-backed or asset-backed securities as well as corporate debt. There can be no assurance that the Series will achieve its investment objective.

Cumulative Total Returns1                      As of 5/31/98

                               Six       One         Five       Ten         Since
                              Months     Year        Years     Years      Inception2
Class A                       2.70%      7.19%       29.19%    100.20%      251.60%
Class Z                       2.90       7.72         N/A        N/A          8.77
Lipper Short-Intermediate
U.S. Government
Fund Average3                 3.10       7.33        28.69     104.26        ***

Average Annual Total Returns1                  As of 6/30/98

                          One        Five       Ten         Since
                          Year       Years     Years      Inception2
Class A                   6.65%      5.04%     7.07%        8.32%
Class Z                   7.18        N/A       N/A         6.78

Distributions and Yields
     As of 5/31/98

                 Total Distributions                30-Day
                  Paid for Six Mos.                SEC Yield
Class A                $0.27                         5.25%
Class Z                $0.28                         5.44%

A Well-Timed Merger.
Investors fleeing Asian stocks and bonds pushed prices of U.S. Treasury securities sharply higher in mid-January, dropping the five-year Treasury note yield to its lowest level of the six-month period. The U.S. dollar also surged against many currencies, making dollar-denominated debt even more attractive. In the midst of this flight-to-quality buying, the BlackRock Government Income Trust merged with the Short-Intermediate Term Series in January. The merged portfolio's larger total asset base allows us to trade more efficiently. Additionally, the merged portfolio had a larger allocation to Treasuries, which were not subject to prepayments as were our mortgage-backed securities.

As bond yields fell in January, mortgage rates plummeted. Consumers rushed to refinance home loans at a record pace, unleashing a flurry of prepayments on mortgage-backed securities. The securities with higher coupons are more vulnerable to prepayments because the underlying home loans carry higher rates and are more likely to be refinanced. Holders of mortgage-backed securities who got their money back early had to reinvest at lower interest rates. To minimize this risk, we sold Ginnie Mae securities with 7.5% coupons and purchased securities with seven percent coupons. We also increased our holdings of collateralized mortgage obligations, which can offer investors some protection from prepayment risk.

Meanwhile, we cut asset-backed securities to 18% of total investments as of
May 31, 1998, from 29% as of November 30, 1997.   While the sector generally
performed well, Green Tree Financial, a major issuer of asset-backed securities, reported a fourth quarter loss and said it expected 1998 earnings to be below analysts' estimates. Both Moody's Investors Service, Inc. and Standard & Poor's Ratings Group downgraded the company's credit ratings. Our analysis also raised sufficient doubts about Green Tree Financial so we sold the securities even though they had declined in value.

Looking
Ahead.
We believe the U.S. economic expansion may lose steam if the country's international trade deficit continues to balloon. In April, the trade gap increased to its largest size in six years as U.S. exports declined more rapidly than imports. This imbalance will likely worsen as the Asian economic crisis continues, leading to slower U.S. economic growth in the second half of the year and stable monetary policy.

Recently, Japan occupied the center of Asian economic turbulence. The yen tumbled to an eight-year low against the U.S. dollar before Japan and the U.S. joined forces to rescue the ailing currency. As the yen sank, jittery investors rushed to buy Treasuries, sending the 30-year Treasury bond yield to its lowest level since regular sales of the securities began in 1977. Should economic conditions in Japan worsen, the yield could slide as low as five percent by the end of the year. We therefore believe both Treasuries and federal government agency securities will provide attractive returns in coming months.


(PICTURE)
Bernard D. Whitsett, II
Portfolio Manager
Money Market Series
& U.S. Treasury Money
Market Series


(PICTURE)
Barbara L. Kenworthy
Portfolio Manager
Short-Intermediate Term Series


(PICTURE)
Sharon A. Fera
Portfolio Manager
Short-Intermediate Term Series

President's Letter                                                July 13, 1998
-------------------------------------------------------------------------------
(PICTURE)
                              See You On the Net!
Dear Shareholder:
We are proud to be part of the worldwide web and we invite you to visit our two web sites, if you have not already done so. Yes, we currently offer two sites -- each with its own distinctive identity.

http://www.prudential.com
The Prudential web site features information on personal investing, retirement planning, commercial and residential real estate opportunities, as well as insurance products for life, health, home and property.

You can look up performance data on your Prudential mutual funds, learn about proven investment strategies, or take one of our many interactive quizzes that will help guide you in determining long-term goals -- like how much to save for your child's college education or for your retirement.

http://www.prusec.com
The Prudential Securities Virtual Branch Office is a full-service brokerage web site specifically designed to provide investors with the information they need to make informed financial decisions. It was rated the No. 1 full-service brokerage web site of its type by Financial Net News (February 1998), a subsidiary of Institutional Investor magazine, and was also rated among the top corporate web sites by Fortune magazine (Winter 1998).

What investors can find here are -- daily market commentaries, stock quotes, economic forecasts, product news, and current market research, in addition to interactive investing programs. Investors, through their Prudential Securities Financial Advisors, may also enroll in Prudential OnlineR and have access to their personal account information which includes balances, security values, transactions and account activities. They can also easily E-mail their Financial Advisor.

Both sites also contain professional opportunities for people who are searching for employment or considering a change of career paths.

We plan to make further enhancements to our web pages as the year progresses. So please, the next time you are "web browsing" or "surfing the net," pay us a visit. Let us know what you think and what you'd like to see added in the future.

Sincerely,

Brian M. Storms
President, Prudential Mutual Funds & Annuities

Portfolio of Investments as of           PRUDENTIAL GOVERNMENT SECURITIES TRUST
May 31, 1998 (Unaudited)                 MONEY MARKET SERIES
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
Federal Farm Credit Bank--1.7%
   $2,500    5.50%, 6/1/98                          $  2,500,000
    7,000    5.70%, 9/2/98                             6,997,898
                                                    ------------
                                                       9,497,898
------------------------------------------------------------
Federal Home Loan Bank--27.1%
    1,000    5.72%, 6/12/98                              999,964
    1,000    5.87%, 6/17/98                            1,000,044
   50,000    5.418%, 7/23/98                          49,992,204
   47,000    5.426%, 8/4/98                           46,991,542
    7,000    5.80%, 10/27/98                           6,998,638
   18,000    5.81%, 11/4/98                           17,995,793
    2,500    5.53%, 12/24/98                           2,499,294
   10,000    5.58%, 3/11/99                           10,001,323
    7,000    5.50%, 3/26/99                            6,991,778
   12,000    5.54%, 4/7/99                            11,977,810
                                                    ------------
                                                     155,448,390
------------------------------------------------------------
Federal Home Loan Mortgage Corporation--6.9%
   10,000    5.95%, 6/19/98                            9,999,763
   22,550    5.448%, 1/26/99                          22,539,768
    7,000    6.45%, 6/4/99                             7,001,820
                                                    ------------
                                                      39,541,351
------------------------------------------------------------
Federal National Mortgage Association--23.9%
    8,000    12.00%, 6/26/98                           8,033,050
    2,000    5.75%, 6/30/98                            2,000,118
    1,000    7.00%, 7/13/98                            1,001,507
   25,000    5.436%, 7/15/98                          24,997,214
    2,000    6.41%, 7/17/98                            2,001,842
    1,400    5.68%, 7/31/98                            1,400,192
   13,000    5.63%, 8/14/98                           12,994,439
   30,000    5.545%, 10/20/98                         29,994,959
   22,000    5.41%, 2/23/99                           21,978,290
    8,000    5.37%, 2/26/99                            7,984,743
   25,000    5.48%, 3/16/99                           24,990,137
                                                    ------------
                                                     137,376,491
Student Loan Marketing Association--3.2%
   $2,600    5.79%, 9/16/98                         $  2,601,731
    2,000    5.345%, 9/28/98                           1,997,986
   13,966    5.58%, 3/11/99                           13,963,351
                                                    ------------
                                                      18,563,068
------------------------------------------------------------
Repurchase Agreements(a)--36.6%
   22,000    Bear Stearns & Co., 5.54%, dated
                5/26/98, due 6/2/98 in the amount
                of $22,023,699 (cost $22,000,000;
                the value of the collateral
                including accrued interest is
                $22,950,521)                          22,000,000
    4,981    CS First Boston Corp., 5.64%, dated
                5/29/98, due 6/2/98 in the amount
                of $4,984,121 (cost $4,981,000;
                the value of the collateral
                including accrued interest is
                $5,082,176)                            4,981,000
    9,621    CIBC Oppenheimer Corp., 5.60%, dated
                5/28/98, due 6/4/98 in the amount
                of $9,631,476 (cost $9,621,000;
                the value of the collateral
                including accrued interest is
                $9,804,751)                            9,621,000
   25,724    J.P. Morgan Securities, Inc., 5.53%,
                dated 4/23/98, due 7/29/98 in the
                amount of $26,107,295 (cost
                $25,724,000; the value of the
                collateral including accrued
                interest is $26,254,557)              25,724,000
   10,000    J.P. Morgan Securities, Inc., 5.53%,
                dated 4/24/98, due 7/29/98 in the
                amount of $10,147,467 (cost
                $10,000,000; the value of the
                collateral including accrued
                interest is $10,206,250)              10,000,000
   38,617    Merrill Lynch Pierce Fenner & Smith,
                Inc., 5.59%, dated 5/28/98, due
                6/4/98 in the amount of
                $38,658,975 (cost $38,617,000;
                the value of the collateral
                including accrued interest is
                $39,413,475)                          38,617,000

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of           PRUDENTIAL GOVERNMENT SECURITIES TRUST
May 31, 1998 (Unaudited)                 MONEY MARKET SERIES
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
  $21,000    Morgan Stanley Dean Witter Discover
                & Co., 5.51%, dated 5/20/98, due
                6/10/98 in the amount of
                $21,067,498 (cost $21,000,000;
                the value of the collateral
                including accrued interest is
                $21,433,125)                        $ 21,000,000
   10,653    Morgan Stanley Dean Witter Discover
                & Co., 5.54%, dated 5/26/98, due
                6/2/98 in the amount of
                $10,664,476 (cost $10,653,000;
                the value of the collateral
                including accrued interest is
                $10,872,718)                          10,653,000
   17,019    Morgan Stanley Dean Witter Discover
                & Co., 5.56%, dated 5/27/98, due
                6/3/98 in the amount of
                $17,037,399 (cost $17,019,000;
                the value of the collateral
                including accrued interest is
                $17,370,016)                          17,019,000
   30,000    Salomon Smith Barney Inc., 5.62%,
                dated 5/28/98, due 6/1/98 in the
                amount of $30,018,733 (cost
                $30,000,000; the value of the
                collateral including accrued
                interest is $30,618,750)              30,000,000
   20,000    Salomon Smith Barney Inc., 5.59%,
                dated 5/27/98, due 6/3/98 in the
                amount of $20,021,739 (cost
                $20,000,000; the value of the
                collateral including accrued
                interest is $20,412,500)              20,000,000
                                                    ------------
                                                     209,615,000
------------------------------------------------------------
Total Investments--99.4%
             (amortized cost $570,042,198(b))        570,042,198
             Other assets in excess of
                liabilities--0.6%                      3,657,199
                                                    ------------
             Net Assets--100%                       $573,699,397
                                                    ------------
                                                    ------------

---------------
(a) Repurchase Agreements are collateralized by Federal agency obligations.
(b) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of        PRUDENTIAL GOVERNMENT SECURITIES TRUST
May 31, 1998 (Unaudited)              SHORT-INTERMEDIATE TERM SERIES
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--99.9%
------------------------------------------------------------
Asset-Backed--14.8%
  $10,000     ContiMortgage Home Equity Loan
                 Trust, Ser. 98-1 A3, 6.22%,
                 1/15/13                            $ 10,028,125
    5,017     EQCC Home Equity Loan Trust,
                 Ser. 98-1 A3F, 6.225%, 12/15/12       5,013,864
   33,993     Federal Home Loan Mortgage
                 Corporation Loan Receivables
                 Trust,
                 Ser. 97-A AX, 2.782%, 4/15/19,
                 I/O                                   5,290,105
    3,871(a)  Student Loan Marketing Association,
                 Ser. 97-1 A1, 5.647%, 10/25/05,
                 F.R.N.                                3,855,175
                                                    ------------
              Total asset-backed
                 (cost $23,943,807)                   24,187,269
------------------------------------------------------------
Collateralized Mortgage Obligations--22.8%
    5,000     Bayview Financial Acquisition
                 Trust,
                 Ser. 98-1 AI, 7.01%, 5/25/29          5,012,500
    5,000     Deutsche Mortgage & Asset
                 Receiving Corp.,
                 Ser. 98-1 C1, 6.861%, 3/15/08         5,095,313
              Federal Home Loan Mortgage
                 Corporation,
                 7.00%, 2/15/05                        3,126,560
    3,113
      736     Ser. 19 F, 6.544%, 6/1/28, STRIP           736,097
   13,153     Federal National Mortgage
                 Association,
                 Ser. 92-21 H. 6.65%, 3/25/02,
                 REMIC                                13,231,236
    5,000     First Union-Lehman Brothers
                 Commercial Mortgage,
                 Ser. 98-C2 A2, 6.56%, 11/18/08        5,096,875
    4,913     ICI Funding Corp. Secured Asset
                 Corp.,
                 Ser. 97-2 1A4, 7.60%, 7/25/28         4,977,483
                                                    ------------
              Total collateralized mortgage
                 obligations
                 (cost $37,145,368)                   37,276,064
Corporate Bonds--1.6%
   $2,500(a)  Merck and Company,
                 5.76%, 5/3/37
                 (cost $2,500,000)                  $  2,556,250
------------------------------------------------------------
U.S. Government Agency Securities--3.0%
    5,000(a)  Federal National Mortgage
                 Association,
                 6,30%, 9/25/02
                 (cost $5,055,414)                     5,027,350
------------------------------------------------------------
U.S. Government Agency Mortgage Pass-Through
  Obligations--34.3%
              Federal Home Loan Mortgage
                 Corporation,
      311     7.375%, 3/1/06                             317,254
       49     8.076%, 8/1/24, ARM                         50,745
    1,694     9.00%, 9/1/05 - 11/01/05                 1,756,010
              Federal National Mortgage
                 Association,
    4,199     6.765%, 1/1/07                           4,258,525
    4,067     7.50%, 4/1/10 - 12/1/10                  4,200,049
    1,086     8.00%, 3/1/08                            1,126,382
    1,772     8.50%, 6/1/08 - 1/1/16                   1,849,430
   18,614     10.00%, 12/1/20                         20,603,451
              Government National Mortgage
                 Association,
    8,010     7.00%, 1/15/25 - 11/15/25                8,150,204
      654     7.375%, 1/20/25, ARM                       672,704
    6,936     8.00%, 5/15/22 - 11/15/22                7,244,158
    5,571     9.00%, 6/15/98 - 9/15/09                 5,866,095
                                                    ------------
              Total U.S. government agency
                 mortgage pass-through
                 obligations
                 (cost $55,744,762)                   56,095,007

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of        PRUDENTIAL GOVERNMENT SECURITIES TRUST
May 31, 1998 (Unaudited)              SHORT-INTERMEDIATE TERM SERIES
----------------------------------------------------------------------------
----------------------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
U.S. Government Obligations--23.4%
             United States Treasury Notes,
     $300    6.25%, 5/31/99                         $    302,016
    2,950(a) 5.875%, 7/31/99                           2,959,676
      500(a) 5.75%, 9/30/99                              501,170
      500    6.375%, 5/15/00                             507,420
    4,750(a) 6.00%, 8/15/00                            4,792,323
    2,500(a) 6.00%, 7/31/02                            2,535,150
    2,300(a) 5.75%, 11/30/02                           2,311,132
    4,200(a) 5.50%, 1/31/03                            4,182,948
    5,000(b) 6.625%, 5/15/07                           5,326,550
   11,500(b) 6.125%, 8/15/07                          11,866,505
    3,000(b) 5.50%, 2/15/08                            2,977,500
                                                    ------------
             Total U.S. government obligations
                (cost $38,002,812)                    38,262,390
                                                    ------------
------------------------------------------------------------
Total Investments--99.9%
             (amortized cost $162,392,163; Note
                4)                                   163,404,330
             Other assets in excess of
                liabilities--0.1%                        100,282
                                                    ------------
             Net Assets--100%                       $163,504,611
                                                    ------------
                                                    ------------

---------------
ARM--Adjustable Rate Mortgage.
I/O--Interest Only.
REMIC--Real Estate Mortgage Investment Conduit.
F.R.N.-- Floating Rate Note. The interest rate reflected is the rate in effect at May 31, 1998.
(a) Asset segregated for dollar rolls.
(b) All or portion of securities on loan; (Note 1).
--------------------------------------------------------------------------------
See Notes to Financial Statements.     7

PRUDENTIAL GOVERNMENT SECURITIES TRUST
U.S. TREASURY MONEY MARKET SERIES
Portfolio of Investments as of May 31, 1998 (Unaudited)
------------------------------------------------------------

Principal
Amount
(000)        Description                     Value (Note 1)
------------------------------------------------------------
United States Treasury Bills--2.4%
   $4,415    4.84%, 6/18/98                         $  4,390,120
    4,255    4.95%, 7/23/98                            4,211,299
                                                    ------------
                                                       8,601,419
------------------------------------------------------------
United States Treasury Notes--66.1%
   30,000    6.00%, 5/31/98                           30,000,000
  115,320    6.25%, 6/30/98                          115,436,711
   25,000    6.25%, 7/31/98                           25,044,861
   29,270    6.25%, 3/31/99                           29,445,242
   10,000    7.00%, 4/15/99                           10,121,097
   15,617    6.375%, 4/30/99                          15,730,469
   10,000    6.50%, 4/30/99                           10,087,863
                                                    ------------
                                                     235,866,243
------------------------------------------------------------
Total Investments--68.5%
             (amortized cost $244,467,662(a))        244,467,662
             Other assets in excess of
                liabilities--31.5%                   112,297,911
                                                    ------------
             Net Assets--100%                       $356,765,573
                                                    ------------
                                                    ------------

---------------
(a) Federal income tax basis of portfolio securities is the same as for financial reporting purposes.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     8

Statement of Assets and Liabilities
May 31, 1998 (Unaudited)                 PRUDENTIAL GOVERNMENT SECURITIES TRUST
-------------------------------------------------------------------------------

                                                                                                                      U.S.
                                                                                                                    Treasury
                                                                                   Money            Short-           Money
                                                                                   Market        Intermediate        Market
Assets                                                                             Series        Term Series         Series
                                                                                ------------     ------------     ------------
Investments, at value (cost $570,042,198, $162,392,163 and $244,467,662,
   respectively)............................................................    $570,042,198     $163,404,330     $244,467,662
Cash........................................................................          31,843               --               --
Receivable for investments sold.............................................              --               --      104,888,611
Interest receivable.........................................................       3,750,092        1,502,444        4,991,505
Stock loan receivable.......................................................              --           29,231               --
Receivable for Series shares sold...........................................       5,327,214           63,818        5,507,456
Other assets................................................................           9,275            3,380            5,922
                                                                                ------------     ------------     ------------
   Total assets.............................................................     579,160,622      165,003,203      359,861,156
                                                                                ------------     ------------     ------------
Liabilities
Bank overdraft..............................................................              --          924,490           55,913
Dividends payable...........................................................         465,044          246,973          286,740
Payable for Series shares reacquired........................................       4,735,050          130,177        2,367,707
Due to Manager..............................................................         199,747           55,843          142,881
Due to Distributor..........................................................          32,636           11,972           24,094
Accrued expenses and other liabilities......................................          28,748          129,137          218,248
                                                                                ------------     ------------     ------------
   Total liabilities........................................................       5,461,225        1,498,592        3,095,583
                                                                                ------------     ------------     ------------
Net Assets..................................................................    $573,699,397     $163,504,611     $356,765,573
                                                                                ------------     ------------     ------------
                                                                                ------------     ------------     ------------
Net assets were comprised of:
   Shares of beneficial interest, at par ($.01 per share)...................    $  5,736,994     $    168,004     $  3,567,654
   Paid-in capital in excess of par.........................................     567,962,403      194,624,916      353,197,919
                                                                                ------------     ------------     ------------
                                                                                 573,699,397      194,792,920      356,765,573
   Undistributed net investment income......................................              --          496,193               --
   Accumulated net realized losses..........................................              --      (32,796,669)              --
   Net unrealized appreciation of investments...............................              --        1,012,167               --
                                                                                ------------     ------------     ------------
Net assets, May 31, 1998....................................................    $573,699,397     $163,504,611     $356,765,573
                                                                                ------------     ------------     ------------
                                                                                ------------     ------------     ------------
Class A:
   Net asset value, offering price and redemption price per share
      ($554,518,556 / 554,518,556 shares of common stock issued and
      outstanding)..........................................................           $1.00
                                                                                ------------
                                                                                ------------
      ($159,126,190 / 16,352,312 shares of common stock issued and
      outstanding)..........................................................                            $9.73
                                                                                                 ------------
                                                                                                 ------------
      ($353,765,365 / 353,765,365 shares of common stock issued and
      outstanding)..........................................................                                             $1.00
                                                                                                                  ------------
                                                                                                                  ------------
Class Z:
   Net asset value, offering price and redemption price per share
      ($19,180,841 / 19,180,841 shares of common stock issued and
      outstanding)..........................................................           $1.00
                                                                                ------------
                                                                                ------------
      ($4,378,421 / 448,060 shares of common stock issued and
      outstanding)..........................................................                            $9.77
                                                                                                 ------------
                                                                                                 ------------
      ($208 / 208 shares of common stock issued and outstanding)............                                             $1.00
                                                                                                                  ------------
                                                                                                                  ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Statement of Operations
Six Months Ended May 31, 1998
(Unaudited)                            PRUDENTIAL GOVERNMENT SECURITIES TRUST
-----------------------------------------------------------------------------

                                                                                    Money            Short-         U.S. Treasury
                                                                                   Market         Intermediate          Money
Net Investment Income                                                              Series         Term Series       Market Series
                                                                                 -----------      ------------      -------------
Income
   Interest.................................................................     $17,775,984      $  5,136,829       $ 13,463,644
   Income from securities lending...........................................              --            58,127                 --
                                                                                 -----------      ------------      -------------
                                                                                  17,775,984         5,194,956         13,463,644
                                                                                 -----------      ------------      -------------
Expenses
   Management fee...........................................................       1,258,708           319,151          1,011,356
   Distribution fee.........................................................         385,832           149,317            316,049
   Transfer agent's fees and expenses.......................................         677,000           104,000             82,000
   Reports to shareholders..................................................          25,000            45,000             37,000
   Custodian's fees and expenses............................................          42,000            50,000             40,000
   Legal fees...............................................................           5,000            25,000              6,000
   Audit fees...............................................................          12,500            17,000             12,500
   Registration fees........................................................          15,000            42,000             25,000
   Trustees' fees...........................................................           6,000             6,000              6,000
   Insurance expense........................................................           6,000             2,000              2,090
   Miscellaneous............................................................           7,063             1,250             12,314
                                                                                 -----------      ------------      -------------
      Total expenses........................................................       2,440,103           760,718          1,550,309
                                                                                 -----------      ------------      -------------
Net investment income.......................................................      15,335,881         4,434,238         11,913,335
                                                                                 -----------      ------------      -------------
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
   Investment transactions..................................................          19,025           875,676            223,625
   Financial futures contracts..............................................              --            (9,035)                --
                                                                                 -----------      ------------      -------------
                                                                                      19,025           866,641            223,625
Net change in unrealized depreciation on investment transactions............              --          (993,682)                --
                                                                                 -----------      ------------      -------------
Net gain (loss) on investments..............................................          19,025          (127,041)           223,625
                                                                                 -----------      ------------      -------------
Net Increase in Net Assets Resulting from Operations........................     $15,354,906      $  4,307,197       $ 12,136,960
                                                                                 -----------      ------------      -------------
                                                                                 -----------      ------------      -------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

Statement of Changes in Net Assets
(Unaudited)                            PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------

                                                                         Short-                           U.S. Treasury
                                  Money Market                        Intermediate                        Money Market
                                     Series                            Term Series                           Series
                        ---------------------------------   ---------------------------------   ---------------------------------
                          Six Months                          Six Months                          Six Months
                             Ended          Year Ended           Ended          Year Ended           Ended          Year Ended
Increase (Decrease)         May 31,        November 30,         May 31,        November 30,         May 31,        November 30,
in Net Assets                1998              1997              1998              1997              1998              1997
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
Operations:
   Net investment
      income..........  $    15,335,881   $    28,073,367   $     4,434,238   $     9,598,358   $    11,913,335   $    18,750,863
   Net realized gain
      on investment
      transactions....           19,025           106,570           866,641            89,964           223,625           121,988
   Net change in
      unrealized
      depreciation on
      investments.....               --                --          (993,682)         (324,291)               --                --
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net increase in net
      assets resulting
      from
      operations......       15,354,906        28,179,937         4,307,197         9,364,031        12,136,960        18,872,851
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
Dividends and
   distributions to
   shareholders:
   Dividends to
      shareholders....      (15,354,906)      (28,179,937)       (4,446,875)       (9,002,839)      (12,136,960)      (18,872,851)
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
Series share
transactions(a) (Note
5):
   Net proceeds from
      shares
      subscribed......    1,229,258,302     2,067,231,815        40,230,951         8,117,531     3,562,399,171     4,683,800,784
   Net asset value of
      shares issued to
      shareholders in
      reinvestment of
      dividends and
      distributions...       14,571,766        26,745,177         2,985,975         5,839,123        10,500,042        17,070,655
   Cost of shares
      reacquired......   (1,262,140,100)   (2,054,090,306)      (28,735,004)      (50,390,144)   (3,648,918,065)   (4,573,416,591)
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
   Net increase
      (decrease) in
      net assets from
      Series share
      transactions....      (18,310,032)       39,886,686        14,481,922       (36,433,490)      (76,018,852)      127,454,848
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
Total increase
(decrease) in net
assets................      (18,310,032)       39,886,686        14,342,244       (36,072,298)      (76,018,852)      127,454,848
Net Assets
Beginning of period...      592,009,429       552,122,743       149,162,367       185,234,665       432,784,425       305,329,577
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
End of period(b)......  $   573,699,397   $   592,009,429   $   163,504,611   $   149,162,367   $   356,765,573   $   432,784,425
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------
---------------
(a) At $1.00 per share for the Money Market Series and the U.S. Treasury Money Market Series.
(b) Includes
   undistributed net
   investment income
   of.................  $            --   $            --   $       496,193   $       508,830   $            --   $            --
                        ---------------   ---------------   ---------------   ---------------   ---------------   ---------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

Notes to Financial Statements
(Unaudited)                         PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
Prudential Government Securities Trust (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund consists of three series--the Money Market Series, the Short-Intermediate Term Series and the U.S. Treasury Money Market Series; the monies of each series are invested in separate, independently managed portfolios.
------------------------------------------------------------
Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuations: The Money Market Series and U.S. Treasury Money Market Series value portfolio securities at amortized cost, which approximates market value. The amortized cost method of valuation involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.
For the Short-Intermediate Term Series, the Trustees have authorized the use of an independent pricing service to determine valuations. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. When market quotations are not readily available, a security is valued by appraisal at its fair value as determined in good faith under procedures established under the general supervision and responsibility of the Trustees. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.
In connection with transactions in repurchase agreements, the Fund's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
Financial Futures Contracts: The Short-Intermediate Term Series enters into a financial futures contract which is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Series is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Series each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts. Securities Lending: The Short-Intermediate Term Series may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or other liquid assets or secures an irrevocable letter of credit in favor of the Series in an amount equal to at least 100% of the market value of the securities loaned. During the time portfolio securities are on loan, the borrower will pay the Series an amount equivalent to any dividend or interest paid on such securities and the Series may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. In these transactions, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. Loans are subject to termination at the option of the borrower or the Series. The Series may pay reasonable finders', administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. As a matter of fundamental policy the Series may not lend more than 30% of the value of its total assets.
The Short-Intermediate Term Series invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Series intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Series may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.
Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes discounts and premiums on purchases of portfolio securities as adjustments to income.
Dollar Rolls: The Short-Intermediate Term Series enters into dollar roll transactions in which the Series sells securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Short-Intermediate Term Series forgoes principal and interest paid on the securities. The Series is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is taken into income. The Short-Intermediate Term Series maintains a segregated account, the dollar value of which is equal to its obligations in respect of dollar rolls. There were no dollar rolls outstanding as of May 31, 1998.
--------------------------------------------------------------------------------

Notes to Financial Statements
(Unaudited)                         PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
Federal Income Taxes: For federal income tax purposes, each series of the Fund is treated as a separate taxable entity. It is each Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.
Dividends and Distributions: The Money Market Series and U.S. Treasury Money Market Series declare daily dividends from net investment income and net short-term capital gains and losses. Dividends are paid monthly.
The Short-Intermediate Term Series declares dividends from net investment income daily; payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually.
Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
------------------------------------------------------------
Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.
The management fee paid to PIFM is computed daily and payable monthly at an annual rate of .40 of 1% of the average daily net assets of the Short-Intermediate Term Series and the U.S. Treasury Money Market Series. With respect to the Money Market Series, the management fee is payable as follows:
 .40 of 1% of average daily net assets up to $1 billion, .375 of 1% of average daily net assets between $1 billion and $1.5 billion and .35 of 1% in excess of $1.5 billion.
The Fund has a distribution agreement with Prudential Securities Incorporated ('PSI'), which acts as the distributor of the shares of the Money Market Series and the U.S. Treasury Money Market Series. The Fund compensates the distributors for distributing and servicing each of the Series' shares, pursuant to plans of distribution, regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly at an annual rate of .125% of each of the Series' average daily net assets. The distributors pay various broker-dealers for account servicing fees and for the expenses incurred by such broker-dealers.
The Fund also compensates PSI for its expenses as distributor of the Short-Intermediate Term Series. The Short-Intermediate Term Series entered into a distribution agreement and a plan of distribution pursuant to which it pays PSI a fee, accrued daily and payable monthly, at an annual rate of .25 of 1% of the lesser of (a) the aggregate sales of shares issued (not including reinvestment of dividends and distributions) on or after July 1, 1985 (the effective date of the plan) less the aggregate net asset value of any such shares redeemed, or (b) the average net asset value of the shares issued after the effective date of the plan. Distribution expenses include commission credits to PSI branch offices for payments of commissions and account servicing fees to financial advisers and an allocation on account of overhead and other distribution-related expenses, the cost of printing and mailing prospectuses to potential investors and of advertising incurred in connection with the distribution of Series shares. In addition, PSI pays other broker-dealers, including Pruco, an affiliated broker-dealer, for account servicing fees and other expenses incurred by such broker-dealers in distributing these shares. Effective July 1, 1998, Prudential Investment Management Services LLC ('PIMS') will become the distributor of the Fund and will serve the Fund under the same terms and conditions as under the arrangement with PSI.
PIFM, PIC, PSI and PIMS are (indirect) wholly owned subsidiaries of The Prudential Insurance Company of America.
The Fund, along with other affiliated registered investment companies (the 'Funds'), has a credit agreement (the 'Agreement') with an unaffiliated lender. The maximum commitment under the Agreement is $200,000,000. Interest on any such borrowings outstanding will be at market rates. The purpose of the Agreement is to serve as an alternative source of funding for capital share redemptions. The Fund has not borrowed any amounts pursuant to the Agreement as of May 31, 1998. The Funds pay a commitment fee at an annual rate of .055 of 1% on the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The Agreement expired on December 30, 1997 and has been extended through December 29, 1998 under the same terms.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the six months ended May 31, 1998, the Fund incurred fees of approximately $645,000, $102,900 and $80,000, respectively, for the Money Market Series, Short-Intermediate Term Series, and U.S. Treasury Money Market Series. Transfer agent fees and expenses in the Statement of Operations includes certain out-of-pocket expenses paid to nonaffiliates.
--------------------------------------------------------------------------------

Notes to Financial Statements
(Unaudited)                         PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------
Note 4. Portfolio Securities
Purchases and sales of portfolio securities other than short-term investments, for the Short-Intermediate Term Series for the six months ended May 31, 1998 were $112,184,135 and $106,006,685, respectively.
As of May 31, 1998, the Short-Intermediate Term Series had securities on loan with an aggregate market value of $16,043,075. As of this date, the collateral held for securities on loan was comprised of U.S. cash with an aggregate market value of $16,821,632.
For the Short-Intermediate Term Series, the cost basis of investments for federal income tax purposes at May 31, 1998 was substantially the same as for financial reporting purposes and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $1,012,167 (gross unrealized appreciation $1,275,702; gross unrealized depreciation--$263,535).
For federal income tax purposes, the Short-Intermediate Term Series has a capital loss carryforward as of November 30, 1997 of approximately $33,664,000 of which $6,864,000 expires in 1998, $4,746,000 expires in 1999, $3,422,000 expires in 2001, $16,699,000 expires in 2002 and $1,933,000 expires in 2004.
Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. During the fiscal year ended November 30, 1997, approximately $19,097,000 of the capital loss carryforward expired unused.
------------------------------------------------------------
Note 5. Capital
Each series has authorized an unlimited number of shares of beneficial interest at $.01 par value. Effective February 26, 1997 the Short-Intermediate Term Series commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively to a limited group of investors. Transactions in shares of beneficial interest for the Short-Intermediate Term Series for the fiscal year ended November 30, 1997 and the six months ended May 31, 1998 were as follows:

Class A                                  Shares        Amount
-------------------------------------  ----------   ------------
Six months ended May 31, 1998:
Shares sold..........................   3,616,539   $ 35,295,044
Shares issued in reinvestment of
  dividends and distributions........     298,858      2,911,457
Shares reacquired....................  (2,884,226)   (28,122,603)
                                       ----------   ------------
Net increase in shares outstanding...   1,031,171   $ 10,083,898
                                       ----------   ------------
                                       ----------   ------------
Class A                                  Shares        Amount
-------------------------------------  ----------   ------------
Year ended November 30, 1997:
Shares sold..........................     842,329   $  8,117,331
Shares issued in reinvestment of
  dividends and distributions........     605,236      5,839,119
Shares reacquired....................  (5,221,544)   (50,390,144)
                                       ----------   ------------
Net decrease in shares outstanding...  (3,773,979)  $(36,433,694)
                                       ----------   ------------
                                       ----------   ------------
Class Z
-------------------------------------
Six months ended May 31, 1998:
Shares sold..........................     503,103   $  4,935,907
Shares issued in reinvestment of
  dividends and distributions........       7,631         74,518
Shares reacquired....................     (62,695)      (612,401)
                                       ----------   ------------
Net increase in shares outstanding...     448,039   $  4,398,024
                                       ----------   ------------
                                       ----------   ------------
February 26, 1997(a) through
  November 30, 1997:
Shares sold..........................          21   $        200
Shares issued in reinvestment of
  dividends and distributions........          --              4
                                       ----------   ------------
Net increase in shares outstanding...          21   $        204
                                       ----------   ------------
                                       ----------   ------------

---------------
(a) Commencement of offering of Class Z shares.
Effective March 1, 1996 the Money Market Series commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
Transactions in shares of beneficial interest for the Money Market Series for the fiscal year ended November 30, 1997 and the six months ended May 31, 1998 were as follows:

                                   Six Months           Year
                                      Ended             Ended
                                     May 31,        November 31,
                                      1998              1997
Class A
-------------------------------
Shares sold....................    1,208,403,524     2,065,348,142
Shares issued in reinvestment
  of dividends and
  distributions................       14,282,636        26,712,713
Shares reacquired..............   (1,259,595,592)   (2,052,755,405)
                                 ---------------   ---------------
Net increase (decrease) in
  shares
  outstanding..................      (36,909,432)       39,305,450
                                 ---------------   ---------------
                                 ---------------   ---------------

--------------------------------------------------------------------------------

Notes to Financial Statements
(Unaudited)                         PRUDENTIAL GOVERNMENT SECURITIES TRUST
--------------------------------------------------------------------------------

                                   Six Months           Year
                                      Ended             Ended
                                     May 31,        November 30,
                                      1998              1997
                                 ---------------   ---------------
Class Z
-------------------------------
Shares sold....................       20,854,778         1,883,673
Shares issued in reinvestment
  of dividends and
  distributions................          289,130            32,464
Shares reacquired..............       (2,544,508)       (1,334,901)
                                 ---------------   ---------------
Net increase in shares
  outstanding..................       18,599,400           581,236
                                 ---------------   ---------------
                                 ---------------   ---------------

Effective February 21, 1997 the U.S. Treasury Money Market Series commenced offering Class Z shares. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
Transactions in shares of beneficial interest for the U.S. Treasury Money Market Series for the fiscal year ended November 30, 1997 and the six months ended May 31, 1998 were as follows:

                                   Six Months
                                      Ended          Year Ended
                                     May 31,        November 30,
                                      1998              1997
                                 ---------------   ---------------
Class A
-------------------------------
Shares sold....................    3,562,399,171     4,683,800,584
Shares issued in reinvestment
  of dividends and
  distributions................       10,500,039        17,070,650
Shares reacquired..............   (3,648,918,065)   (4,573,416,591)
                                 ---------------   ---------------
Net increase (decrease) in
  shares outstanding...........      (76,018,855)      127,454,643
                                 ---------------   ---------------
                                 ---------------   ---------------
                                                    February 21,
                                   Six Months           1997*
                                      Ended            Through
                                     May 31,        November 30,
                                      1998              1997
                                 ---------------   ---------------
Class Z
-------------------------------
Shares sold....................        --                      200
Shares issued in reinvestment
  of dividends and
  distributions................         3                        5
                                 ---------------   ---------------
Net increase in shares
  outstanding..................         3                      205
                                 ---------------   ---------------
                                 ---------------   ---------------

---------------
* Commencement of offering of Class Z shares.
------------------------------------------------------------
Note 6. Reorganization
On October 24, 1997, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the 'Plan') which provides for the transfer of all of the assets of the BlackRock Government Income Trust to the Short-Intermediate Term Series in exchange for Class A shares of the Short-Intermediate Term Series and the Short-Intermediate Term Series' assumption of the liabilities, if any, of the BlackRock Government Income Trust.
The Plan was approved by the shareholders of the BlackRock Government Income Trust at a shareholder meeting held on January 23, 1998. The reorganization took place on January 30, 1998. The BlackRock Government Income Trust and the Short-Intermediate Term Series will each bear their pro rata share of the costs of the reorganization, including cost of proxy solicitation.
--------------------------------------------------------------------------------
                                       15

                                     PRUDENTIAL GOVERNMENT SECURITIES TRUST
Financial Highlights (Unaudited)     MONEY MARKET SERIES
--------------------------------------------------------------------------------

                                                             Class A
                           ---------------------------------------------------------------------------
                           Six Months
                             Ended                          Year Ended November 30,
                            May 31,       ------------------------------------------------------------
                              1998          1997         1996         1995         1994         1993
                           ----------     --------     --------     --------     --------     --------
PER SHARE OPERATING
  PERFORMANCE:
Net asset value,
  beginning of period..     $  1.000      $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
Net investment
  income...............        0.025         0.048        0.046        0.052        0.033        0.026
Dividends from net
  investment
  income...............       (0.025)       (0.048)      (0.046)      (0.052)      (0.033)      (0.026)
                           ----------     --------     --------     --------     --------     --------
Net asset value, end of
  period...............     $   1.00      $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                           ----------     --------     --------     --------     --------     --------
                           ----------     --------     --------     --------     --------     --------
TOTAL RETURN(a)........         2.52%         4.87%        4.74%        5.20%        3.29%        2.62%
RATIOS/SUPPLEMENTAL
  DATA:
Net assets, end of
  period (000).........     $554,518      $591,428     $552,123     $598,194     $637,343     $919,503
Average net assets
  (000)................     $619,026      $586,513     $589,147     $597,599     $732,867     $950,988
Ratios to average net
  assets:
   Expenses, including
      distribution
      fees.............          .78%(d)      0.77%        0.86%        0.78%        0.77%        0.72%
   Expenses, excluding
      distribution
      fees.............          .65%(d)      0.65%        0.73%        0.65%        0.64%        0.59%
   Net investment
      income...........         4.87%(d)      4.77%        4.63%        5.15%        3.19%        2.56%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     16

                                       PRUDENTIAL GOVERNMENT SECURITIES TRUST
Financial Highlights (Unaudited)       MONEY MARKET SERIES
--------------------------------------------------------------------------------

                                                          Class Z
                                      -----------------------------------------------
                                                                         March 1,
                                      Six Months                          1996(b)
                                        Ended         Year Ended          Through
                                       May 31,       November 30,      November 30,
                                         1997            1997              1996
                                      ----------         ------            ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  period..........................     $  1.000        $  1.000           $ 1.000
Net investment income.............        0.024           0.048             0.038
Dividends from net investment
  income..........................       (0.024)         (0.048)           (0.038)
                                      ----------         ------            ------
Net asset value, end of period....     $   1.00        $  1.000           $ 1.000
                                      ----------         ------            ------
                                      ----------         ------            ------
TOTAL RETURN(a)...................         2.46%           5.03%             3.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...     $ 19,181        $    581           $   204(c)
Average net assets (000)..........     $ 12,057        $    672           $ 1,962
Ratios to average net assets:
   Expenses, including
      distribution fees...........          .65%(d)        0.65%             0.68%(d)
   Expenses, excluding
      distribution fees...........          .65%(d)        0.65%             0.68%(d)
   Net investment income..........         5.10%(d)        4.92%             4.68%(d)

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     17

                                       PRUDENTIAL GOVERNMENT SECURITIES TRUST
Financial Highlights (Unaudited)       SHORT-INTERMEDIATE TERM SERIES
--------------------------------------------------------------------------------

                                                                        Class A                                        Class Z
                                      ---------------------------------------------------------------------------     ----------
                                      Six Months                                                                      Six Months
                                        Ended                          Year Ended November 30,                          Ended
                                       May 31,       ------------------------------------------------------------      May 31,
                                         1998          1997         1996         1995         1994         1993          1998
                                      ----------     --------     --------     --------     --------     --------     ----------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  period..........................     $   9.74      $   9.70     $   9.74     $   9.17     $  10.06     $   9.97       $ 9.77
                                      ----------     --------     --------     --------     --------     --------        -----
Income from investment operations:
Net investment income.............         0.27          0.56         0.51         0.56         0.64         0.69         0.23
Net realized and unrealized gain
  (loss) on investment
  transactions....................        (0.01)           --        (0.01)        0.55        (0.89)        0.11         0.05
                                      ----------     --------     --------     --------     --------     --------        -----
   Total from investment
      operations..................         0.26          0.56         0.50         1.11        (0.25)        0.80         0.28
                                      ----------     --------     --------     --------     --------     --------        -----
Less distributions:
Dividends from net investment
  income..........................        (0.27)        (0.52)       (0.54)       (0.54)       (0.52)       (0.69)       (0.28)
Tax return of capital
  distribution....................           --            --           --           --        (0.12)       (0.02)          --
                                      ----------     --------     --------     --------     --------     --------        -----
Total distributions...............        (0.27)        (0.52)       (0.54)       (0.54)       (0.64)       (0.71)       (0.28)
                                      ----------     --------     --------     --------     --------     --------        -----
Net asset value, end of period....     $   9.73      $   9.74     $   9.70     $   9.74     $   9.17     $  10.06       $ 9.77
                                      ----------     --------     --------     --------     --------     --------        -----
                                      ----------     --------     --------     --------     --------     --------        -----
TOTAL RETURN(a)...................         2.70%         5.96%        5.34%       12.37%       (2.58)%       8.26%        2.90%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...     $159,126      $149,162     $185,235     $212,996     $241,980     $347,944       $4,378
Average net assets (000)..........     $157,246      $166,651     $186,567     $209,521     $307,382     $321,538       $2,768
Ratios to average net assets:
   Expenses, including
      distribution fees...........         0.97%(d)      0.97%        1.01%        0.95%        0.84%        0.80%        0.77%(d)
   Expenses, excluding
      distribution fees...........         0.77%(d)      0.77%        0.79%        0.75%        0.63%        0.59%        0.77%(d)
   Net investment income..........         5.56%(d)      5.76%        5.99%        5.82%        5.48%        6.80%        5.69%(d)
Portfolio turnover rate...........           68%          210%         132%         217%         431%          44%          68%
                                    February 26,
                                      1997(b)
                                      Through
                                    November 30,
                                        1997
                                    ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  period..........................     $ 9.64
                                          ---
Income from investment operations:
Net investment income.............       0.47
Net realized and unrealized gain
  (loss) on investment
  transactions....................       0.07
                                          ---
   Total from investment
      operations..................       0.54
                                          ---
Less distributions:
Dividends from net investment
  income..........................      (0.41)
Tax return of capital
  distribution....................         --
                                          ---
Total distributions...............      (0.41)
                                          ---
Net asset value, end of period....     $ 9.77
                                          ---
                                          ---
TOTAL RETURN(a)...................       5.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...     $  207(c)
Average net assets (000)..........     $  202(c)
Ratios to average net assets:
   Expenses, including
      distribution fees...........       0.77%(d)
   Expenses, excluding
      distribution fees...........       0.77%(d)
   Net investment income..........       6.52%(d)
Portfolio turnover rate...........        210%

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     18

                                       PRUDENTIAL GOVERNMENT SECURITIES TRUST
Financial Highlights (Unaudited)       U.S. TREASURY MONEY MARKET SERIES
--------------------------------------------------------------------------------

                                                                        Class A                                        Class Z
                                      ---------------------------------------------------------------------------     ----------
                                      Six Months                                                                      Six Months
                                        Ended                          Year Ended November 30,                          Ended
                                       May 31,       ------------------------------------------------------------      May 31,
                                         1998          1997         1996         1995         1994         1993          1998
                                      ----------     --------     --------     --------     --------     --------        -----
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  period..........................     $  1.000      $  1.000     $  1.000     $  1.000     $  1.000     $  1.000       $1.000
Net investment income.............        0.024         0.047        0.046        0.050        0.033        0.025        0.025
Dividends from net investment
  income..........................       (0.024)       (0.047)      (0.046)      (0.050)      (0.033)      (0.025)      (0.025)
                                      ----------     --------     --------     --------     --------     --------        -----
Net asset value, end of period....     $  1.000      $  1.000     $  1.000     $  1.000     $  1.000     $  1.000       $1.000
                                      ----------     --------     --------     --------     --------     --------        -----
                                      ----------     --------     --------     --------     --------     --------        -----
TOTAL RETURN(a)...................         2.38%         4.80%        4.75%        5.08%        3.31%        2.54%        2.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...     $356,765      $432,784     $305,330     $339,334     $293,984     $284,978       $  208(c)
Average net assets (000)..........     $507,067      $402,634     $393,060     $345,369     $308,454     $273,313       $  209(c)
Ratios to average net assets:
   Expenses, including
      distribution fees...........         0.61%(d)      0.65%        0.63%        0.62%        0.62%        0.66%        0.49%(d)
   Expenses, excluding
      distribution fees...........         0.49%(d)      0.52%        0.51%        0.50%        0.50%        0.53%        0.49%(d)
   Net investment income..........         4.71%(d)      4.66%        4.57%        5.01%        3.21%        2.49%        1.25%(d)
                                    February 21,
                                      1997(b)
                                      Through
                                    November 30,
                                        1997
                                    ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
  period..........................    $  1.000
Net investment income.............       0.039
Dividends from net investment
  income..........................      (0.039)
                                    ------------
Net asset value, end of period....    $  1.000
                                    ------------
                                    ------------
TOTAL RETURN(a)...................        3.96%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)...    $    205(c)
Average net assets (000)..........    $    197(c)
Ratios to average net assets:
   Expenses, including
      distribution fees...........        0.52%(d)
   Expenses, excluding
      distribution fees...........        0.52%(d)
   Net investment income..........        3.89%(d)

---------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for a period of less than one year is not annualized.
(b) Commencement of offering of Class Z shares.
(c) Figure is actual and not rounded to nearest thousand.
(d) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     19

Getting
The Most
From Your
Prudential
Mutual
Fund.
How many times have you read these letters -- or other financial materials -- and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one half of one percent is 50 basis points.

Call Option: A contract giving the holder a right to buy stocks or bonds at a predetermined price (called the strike price) before a predetermined expiration date. A buyer of a call option generally expects to benefit from a rise in the price of the stock or bond.

Capital Gain/Capital Loss: The difference between the cost of a capital asset (for example, a stock, bond, or mutual fund share) and its selling price. Under current law, the maximum federal income tax rate for individuals on a long-term capital gain is 28%.

Collateralized Mortgage Obligations (CMOs): Pools of mortgage-backed securities sliced in maturity ranges that bear differing interest rates. These instruments are sensitive to changes in interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from another security. The rate of return of these financial products rises and falls -- sometimes very suddenly -- in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to banks and other depository institutions.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to deliver a specific amount of a commodity or financial instrument at a set price at a stipulated time in the future.

Leverage: The use of borrowed assets to enhance return on equity. The expectation is that the interest rate charged will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or mutual fund) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; most often used to describe the difference between prices bid and asked for a security.

Yankee Bond: A bond denominated in U.S. dollars but sold by a foreign company or government in the U.S. market.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Trustees
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shereff, Freidman, Hoffman & Goodman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of May 31, 1998 were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

<PAGE

(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852


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